FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
6.	FINANCIAL INSTRUMENTS

The fair value of an asset or liability is the price that would be received to sell an asset or transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes a fair value hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value and defines three levels of inputs that may be used to measure fair value. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs derived from observable market data. Level 3 inputs are unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The Company's liabilities as of December 31, 2011 that are measured at fair value on a recurring basis are summarized below:

	Level 1	Level 2	Level 3
Current liabilities:
-Interest rate collar (included in other liabilities)	-	582	-
-Interest rate swap (included in other liabilities)	-	251	-

Noncurrent liabilities:
-Interest rate collar (included in other liabilities)	-	1,145	-
-Interest rate swap (included in other liabilities)	-	643	-

The estimated fair value of the Company's other financial assets and liabilities were as follows:

	At December 31,
	2011		2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
ASSETS
Cash and cash equivalents	$34,096	$34,096	$105,570	$105,570
Restricted cash (current and noncurrent portion)	8,302	8,302	2,844	2,844

LIABILITIES
Long term financial debt (current and non-current portion – Note 5) (1)	$512,993	$468,393	$499,379	$502,136

(1)   The fair value of long term financial debt is measured using Level 2 fair value inputs.

The carrying value of cash and cash equivalents and restricted cash approximates fair value. The fair value of long-term financial debt was estimated based upon quoted market prices or by using discounted cash flow analyses based on estimated current rates for similar types of arrangements.  Generally, the carrying value of variable interest rate debt, approximates fair value.  It was not practicable to estimate the fair value of the Company's investments in 50% owned companies because of the lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.  Considerable judgment was required in developing certain of the estimates of fair value and accordingly the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange.